Shareholder Report, Average Annual Return (Details) 195568_Emerald Growth Fund_Institutional Class_TSR Annual {Institutional Class}	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent	3.52%	38.42%	10.67%	14.60%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent	4.88%	23.25%	5.04%	10.66%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent	7.12%	20.10%	11.80%	14.84%